Note 9 - Segment Data (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Number of Operating Segments	4
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense, Amount	$ 2,380,617